Related Party Disclosures - Summary of Transactions with Related Party (Detail) - Dr.Redkar [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Executive director of the Company	Executive director of the Company
Loan interest income	Loan interest income
Interest income on loans and receivables		$ 2